Financial Assets and Financial Liabilities - Summary of the Carrying Amounts of Lease Liabilities and the Movements (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about lease Abstract [Abstract]
Lease liabilities as of January 1	₽ 17,355	₽ 8,293
Adjustment on initial application of IFRS 16		3,259
Additions as a result of new leases	573	7,372
Effect of modification and changes of estimates in lease contracts	(1,155)	608
Interest expense	1,088	1,409
Lease payments	(5,031)	(3,488)
Discontinued operations (Note 25)	(1,448)
Exchange differences on translation of foreign operations	99	(34)
Other	12	(64)
Lease liabilities as of December 31	₽ 11,493	₽ 17,355